Consolidated Statements of Financial Position (Unaudited) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	£ 993	£ 1,152		£ 542	£ 2,154
Total Non-Current Assets	993	1,152		542	17,158
Current assets
Trade and other receivables	1,243	1,034		572	992
Taxation	1,023	670		1,157	1,817
Cash and cash equivalents	6,423	10,057	£ 4,204	7,546	10,928	£ 2,343
Total Current Assets	8,689	11,761		9,275	13,737
Total assets	9,682	12,913		9,817	30,895
Non-current liabilities
Borrowings	546	620		60	5,670
Total Non-Current Liabilities	546	620		110	5,670
Current liabilities
Trade and other payables	1,280	1,092		1,230	4,494
Borrowings	167	146		200	412
Provisions	43	50			97
Derivative financial liability	155	553		1,559	664
Total current Liabilities	1,645	1,841		2,989	5,667
Total liabilities	2,191	2,461		3,099	11,337
Issued capital and reserves attributable to owners of the parent
Share capital	1,098	1,098		1,063	1,023
Share premium	83,434	83,434		74,364	65,879
Merger reserve	53,003	53,003		53,003	53,003
Warrant reserve	720	720		720
Accumulated deficit	(130,764)	(127,803)		(122,432)	(99,839)
Total equity	7,491	10,452	£ 3,752	6,718	19,558	£ 16,924
Total equity and liabilities	£ 9,682	£ 12,913		£ 9,817	£ 30,895